Consolidated Statements of Cash Flows - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Profit of the year	$ 4,731,081	$ 3,353,559	$ 2,770,777
Adjustments for:
Employee benefits	16,688	14,718	13,352
Bad debt expense	866	1,100	5,380
Depreciation and amortization	1,443,562	1,348,387	1,156,435
Share of loss of associate	10,620	11,728	13,704
Bargain purchase gain			(189,744)
Net gain on derivative financial instruments	(34,361)	(68,261)
Interest expense for financing activity	600,813	357,087	198,567
Unrealized exchange gain (loss)	(172,849)	549,768	354,458
Long term provisions	6,480	6,480
Income tax expense	1,440,641	1,266,573	847,309
Adjustment from operating activities	8,043,541	6,841,139	5,170,238
Trade accounts receivable	(394,746)	(434,534)	173,005
Recoverable income tax and other current assets	9,275	116,181	(27,188)
Concession taxes payable	55,422	107,473	79,098
Aeropuertos Mexicanos del Pacífico, S.A.P.I. de C.V.	54,110	48,875	24,680
Accounts payable	24,580	205,797	301,508
Taxes payable	49,169	(1,816)	(14,229)
Deposits received in guarantee	147,714	203,987	128,298
Cash generated by operating activities	7,989,065	7,087,102	5,835,410
Income taxes paid	(1,820,363)	(1,445,899)	(930,657)
Net cash provided by operating activities	6,168,702	5,641,203	4,904,753
Cash flows from investing activities:
Purchases of machinery, equipment, improvements on leased buildings, improvements to concession assets and advance payments to suppliers	(1,923,893)	(1,856,997)	(1,128,382)
Proceeds from sales of machinery and equipment		329	2,023
Net cash outflows on acquisition of subsidiary			(2,543,568)
Equity reimbursement from associate		58,868
Other assets	(14,682)	(18,757)
Net cash used in investing activities	(1,938,575)	(1,816,557)	(3,669,927)
Cash flows from financing activities:
Dividends declared and paid	(3,006,292)	(2,139,092)	(1,744,911)
Dividends paid to non-controlling interest			(82,391)
Capital distribution	(1,750,167)	(1,750,167)	(1,408,542)
Proceeds from issuance of debt securities	3,800,000	2,600,000	2,600,000
Proceeds from bank loans		3,528,849	9,056,701
Repayments on bank loans	(151,724)	(3,661,049)	(8,076,912)
Derivative financial instruments		(4,193)
Interest paid on financial loans	(579,133)	(345,533)	(177,774)
Net cash provided by (used in) financing activities	(1,687,316)	(1,771,185)	166,171
Effects of exchange rate changes on cash held:	(806)	138,178
Increase in cash and cash equivalents	2,542,005	2,191,639	1,400,997
Cash and cash equivalents at beginning of year	5,188,138	2,996,499	1,595,502
Cash and cash equivalents at the end of year	7,730,143	5,188,138	2,996,499
Non-cash investing activities:
Purchases of machinery, equipment, improvements on leased buildings and improvements to concession assets	$ 409,271	$ 441,515	$ 221,151